Label	Element	Value
Continuing Operation [Member]
Gains and losses on litigation settlements	wpp_GainsAndLossesOnLitigationSettlements	£ 21,300,000
Gains and losses on litigation settlements	wpp_GainsAndLossesOnLitigationSettlements	(16,800,000)
Gains and losses on litigation settlements	wpp_GainsAndLossesOnLitigationSettlements	25,600,000
Beginning of the year [Member]
Cash and cash equivalents if different from statement of financial position	ifrs-full_CashAndCashEquivalentsIfDifferentFromStatementOfFinancialPosition	£ 2,201,200,000